INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Allowance of receivables from customers	$ 14,870,240	$ 991,286	$ 852,839	$ 696,508